Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash	$ 4,890		$ 1,712		$ 1,204,933
Accounts receivable, net	35,623		31,978		21,569
Prepaid expense and other current assets	647,990		91,204		70,802
Total current assets	688,503		124,894
Total current assets			2,851,082		1,297,304
Property and equipment, net	475,066		427,031		288,406
Operating lease right-of-use assets, net	168,189		405,148		174,282
Advance payment for acquisition	4,826,188		2,726,188
Intellectual property, net of accumulated amortization	80,334		454,331		1,269,819
Deposits	45,673		45,673		31,440
Total Assets	6,283,953		4,183,265		3,061,251
Current Liabilities
Accounts payable and accrued liabilities	2,909,110		1,031,931		115,673
Deferred revenue	1,619,711		1,704,249		1,035,185
Interest payable	826,187		478,712		204,915
Notes payable, net of unamortized discount	2,100,549		918,785		1,720,777
Convertible notes payable, net of unamortized discount	3,142,476		4,134,155		993,931
Due to a related party			112,062		247,366
Operating lease liability	235,299		213,831		112,322
Finance lease liability			10,341		72,768
Total Current Liabilities	11,203,841		8,604,066		4,502,937
Series B Preferred Stock, 80,000 shares designated; $0.001 par value; Stated value $10.00, 0 and 29,750 shares issued and outstanding, net of discount, respectively					278,811
Notes payable, net of unamortized discount - non-current	1,364,865		3,104,573		1,770,989
Convertible notes payable, net of unamortized discount - non-current	97,946		97,946		22,357
Deferred revenues - non-current	330,540		788,902		573,411
Operating lease liability - non-current			354,631		125,640
Finance lease liability - non-current					10,341
Total Liabilities	12,997,192		12,950,118		7,284,486
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively	150		150		150
Common stock: 125,000,000 authorized; $0.001 par value; 4,360 and 203 shares issued and outstanding, respectively (1)	61,556	[1]	2,611	[1]	122
Additional paid in capital	47,265,212		42,642,514		37,810,380
Accumulated deficit	(54,040,157)		(51,412,128)		(42,033,887)
Total Stockholders’ Deficit	(6,713,239)		(8,766,853)		(4,223,235)
Total Liabilities and Stockholders’ Deficit	6,283,953		4,183,265		3,061,251
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively	150		150
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively
Related Party [Member]
Current Liabilities
Due to a related party	$ 370,509		$ 112,062		$ 247,366

[1]	Reflects retrospectively the 1-for-600 reverse stock split that became effective September 20, 2023. Refer to Note 1, “Summary of Business Operations and Significant Accounting Policies”